Net income per ordinary share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Net income per ordinary share	Net income per ordinary share
Basic net income per ordinary share attributable to the Group has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares.

There is no difference in net income used for basic and diluted net income per ordinary share.

Basic and diluted net income per ordinary share attributable to the Group includes the adjustment to reflect the accretion of the noncontrolling interest in MeDiNova to its redemption value.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	52,909,368	52,570,104	52,860,414	52,959,229
Effect of dilutive share options outstanding	472,133	458,463	434,021	731,909
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	53,381,501	53,028,567	53,294,435	53,691,138

The reconciliation of net income attributable to the Group and net income attributable to the Group (including NCI redemption amount) as used to calculate net income per ordinary share attributable to the Group is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
	(in thousands)		(in thousands)
Net income attributable to the Group	$73,865	$47,760	$170,987	$139,456
Noncontrolling interest adjustment to redemption amount	—	—	—	(4,522)
Net income attributable to the Group (including NCI redemption adjustment)	$73,865	$47,760	$170,987	$134,934

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic	$1.40	$0.91	$3.23	$2.55
Diluted	$1.38	$0.90	$3.21	$2.51